Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares									12 Months Ended
	Jun. 07, 2021	Mar. 04, 2021	May 29, 2020	Mar. 29, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)									455,463
Service Period One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	95,583	56,957	78,510			59,237
Service Period	1 year	1 year		1 year		1 year
Grant Price (in dollars per share)	$ 4.31	$ 4.28	$ 5.84			$ 7.47
Service Period Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)								176,659
Service Period								2 years
Grant Price (in dollars per share)								$ 4.64
Service Period Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)		302,923			94,105		86,210
Service Period		3 years			3 years		3 years
Grant Price (in dollars per share)		$ 4.28			$ 5.25		$ 5.10